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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
                 --------------------
   Address:      177 Broad Street
                 --------------------
                 Stanford, CT 06901
                 --------------------

Form 13F File Number: 28-05743
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. O'Brien
         -------------------------------
Title:    Managing Member
         -------------------------------
Phone:    203-973-1400
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien              Stamford, CT        February 11, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          21
                                        --------------------

Form 13F Information Table Value Total:   $ 168,776
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

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                      FORM 13F INFORMATION TABLE
                          December 31, 2003

                                     NAME OF REPORTING MANAGER: WHITNEY HOLDINGS LLC
Item 1                         Item 2           Item 3    Item 4   Item 5                    Item 6     Item 7         Item 8
------------------------------------------------------------------------------------------------------------------------------------

                              TITLE OF                    VALUE   SHARES OR         PUT/     INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (x$1000)  PRN AMT  SH/PRN  CALL    DISCRETION  MANAGERS SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE IMAGING, INC.         COM NEW        018606202  3,219    870,000    SH          SHARED-DEFINED NONE     870,000
ALLSTREAM INC.                 CLBLTVTGSH     02004c204  19,191   334,630    SH          SHARED-DEFINED NONE     334,630
AMERISOURCEBERGEN CORPORATION  COM            03073E105  2,721    48,451     SH          SHARED-DEFINED NONE     48,451
ANALOGIC CORPORATION           COM            032657207  1,232    30,000     SH          SHARED-DEFINED NONE     30,000
CHIQUITA BRANDS INTL           COM            170032809  16,794   745,400    SH          SHARED-DEFINED NONE     745,400
DPL, INC.                      COM            233293109  17,291   828,100    SH          SHARED-DEFINED NONE     828,100
EFUNDS CORP                    COM            28224R101  3,651    210,401    SH          SHARED-DEFINED NONE     210,401
FOOTLOKER, INC.                COM            344849104  11,999   511,700    SH          SHARED-DEFINED NONE     511,700
IDT CORP                       COM            448947101  3,015    136,100    SH          SHARED-DEFINED NONE     136,100
IDT CORP                       CLB            448947309  18,830   814,100    SH          SHARED-DEFINED NONE     814,100
IONA TECHNOLOGIES PLC          SPONSORED ADR  46206P109  378      75,306     SH          SHARED-DEFINED NONE     75,306
MCDERMOTT INTERNATIONAL INC.   COM            580037109  32,475   2,717,600  SH          SHARED-DEFINED NONE     2,717,600
MEDSOURCE TECHNOLOGIES INC.    COM            58505Y103  4,918    1,092,939  SH          SHARED-DEFINED NONE     1,092,939
NMT MEDICAL, INC.              COM            629294109  11,268   2,504,010  SH          SHARED-DEFINED NONE     2,504,010
ORBITAL SCIENCES               COM            685564106  160      13,275     SH          SHARED-DEFINED NONE     13,275
RITCHIE BROS. AUCTIONEERS      COM            767744105  266      5,000      SH          SHARED-DEFINED NONE     5,000
TELEPHONE & DATA SYSTEMS INC   COM            879433100  9,383    150,000    SH          SHARED-DEFINED NONE     150,000
TEXAS GENCO HOLDINGS INC       COM            882443104  3,179    97,800     SH          SHARED-DEFINED NONE     97,800
TRANSTECHNOLOGY CORP           COM            893889105  1,137    171,041    SH          SHARED-DEFINED NONE     171,041
VERITAS SOFTWARE CORP          COM            923436109  2,558    69,106     SH          SHARED-DEFINED NONE     69,106
WILLIS GROUP HOLDINGS          SHS            g96655108  5,111    150,000    SH          SHARED-DEFINED NONE     150,000